Segment Information - Summary of Operating Segments Disclosures - Other Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Property, plant and equipment	€ 1,121	€ 1,044	€ 853
Financial assets	2	11	7
Additions to non-current assets	1,123	1,055	860
Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,121	1,015	830
Financial assets	2	11	7
Additions to non-current assets	1,123	1,026	837
Continuing operations [member] | Europe [member]
Disclosure of operating segments [line items]
Property, plant and equipment	424	418	313
Financial assets			2
Additions to non-current assets	424	418	315
Continuing operations [member] | Americas [member]
Disclosure of operating segments [line items]
Property, plant and equipment	595	542	470
Financial assets	2	11	5
Additions to non-current assets	597	553	475
Continuing operations [member] | Asia [member]
Disclosure of operating segments [line items]
Property, plant and equipment	102	55	47
Additions to non-current assets	102	55	47
Europe Heavyside [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	351	349	260
Financial assets			2
Additions to non-current assets	351	349	262
Europe Lightside [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	42	36	27
Additions to non-current assets	42	36	27
Europe Distribution [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	31	33	26
Additions to non-current assets	31	33	26
Americas Materials [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	429	375	328
Financial assets	2	5	5
Additions to non-current assets	431	380	333
Americas Products [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	166	167	142
Financial assets		6
Additions to non-current assets	€ 166	173	142
Americas Distribution [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment		29	23
Additions to non-current assets		€ 29	€ 23